Note 15 - Stockholders' Equity (Details Textual)			2 Months Ended	12 Months Ended
	Oct. 15, 2025 USD ($) $ / shares shares	Jun. 14, 2024 $ / shares shares	Jun. 14, 2024 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 30, 2021 USD ($)
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares) | shares				0
Treasury Stock, Shares, Acquired (in shares) | shares				0
Common Stock, Shares, Issued (in shares) | shares				131,588,439
Common Stock, Shares, Outstanding (in shares) | shares				120,583,929
Redeemable Preferred Stock Dividends				$ 0	$ 5,446,000	$ 0
Stock Issued During Period, Value, New Issues				7,306,000	19,683,000	22,172,000
Dividends, Preferred Stock, Cash				$ 20,920,000	$ 25,994,000	$ 31,068,000
Costamare Bulkers Inc. ("CBI") [Member]
Conversion of Stock, Shares Issued (in shares) | shares				5
Costamare Shareholders [Member] | Costamare Bulkers [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares				24,022,218
O 2022 Q4 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares						$ 0.115
Dividends, Common Stock, Cash						$ 10,219,000
Common Stock Dividends, Shares (in shares) | shares						384,177
O 2023 Q1 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares						$ 0.115
Dividends, Common Stock, Cash						$ 10,043,000
Common Stock Dividends, Shares (in shares) | shares						498,030
O 2023 Q2 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares						$ 0.115
Dividends, Common Stock, Cash						$ 9,511,000
Common Stock Dividends, Shares (in shares) | shares						380,399
O 2023 Q3 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares						$ 0.115
Dividends, Common Stock, Cash						$ 9,313,000
Common Stock Dividends, Shares (in shares) | shares						479,714
O 2023 Q4 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.115
Dividends, Common Stock, Cash					$ 9,320,000
Common Stock Dividends, Shares (in shares) | shares					420,178
O 2024 Q1 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.115
Dividends, Common Stock, Cash					$ 9,324,000
Common Stock Dividends, Shares (in shares) | shares					369,223
O 2024 Q2 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.115
Dividends, Common Stock, Cash					$ 11,212,000
Common Stock Dividends, Shares (in shares) | shares					185,758
O 2024 Q3 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.115
Dividends, Common Stock, Cash					$ 13,694,000
Common Stock Dividends, Shares (in shares) | shares					6,251
O 2024 Q4 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.115
Dividends, Common Stock, Cash				$ 13,715,000
Common Stock Dividends, Shares (in shares) | shares				7,056
O, 2025, Q1 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.115
Dividends, Common Stock, Cash				$ 13,734,000
Common Stock Dividends, Shares (in shares) | shares				8,635
O 2025 Q2 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.115
Dividends, Common Stock, Cash				$ 13,747,000
Common Stock Dividends, Shares (in shares) | shares				8,470
O 2025 Q3 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.115
Dividends, Common Stock, Cash				$ 13,764,000
Common Stock Dividends, Shares (in shares) | shares				6,935
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares				629,496	1,579,810	2,340,720
Stock Repurchase Program, Authorized Amount							$ 150,000,000
Treasury Stock, Shares, Acquired (in shares) | shares						0
Stock Issued During Period, Value, New Issues				$ 0	$ 0	$ 1,000
Dividends, Preferred Stock, Cash				$ 0	$ 0	0
Preferred Stock [Member]
Stock Repurchase Program, Authorized Amount							$ 150,000,000
Common Stock Issued for the Services Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares				598,400	598,400
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Common Stock Issued for Dividend Reinvestment Plan [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares				31,096	981,410
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Shares Issued, Price Per Share (in dollars per share) | $ / shares				$ 10.534	$ 11.4704
Series E Preferred Stock [Member]
Preferred Stock, Shares Outstanding (in shares) | shares		4,574,100	4,574,100
Preferred Stock, Dividend Rate, Percentage		8.875%	8.875%
Preferred Stock, Liquidation Preference Per Share (in dollars per share) | $ / shares		$ 25	$ 25
Redeemable Preferred Stock Dividends					$ 5,446,000
Series E Preferred Stock [Member] | O, 2022, Q4, October 15, 2022 to January 14, 2023, Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,537,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares						$ 0.554688
Series E Preferred Stock [Member] | O, 2023, Q1,January 15, 2023 to April 14, 2023, Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,537,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares						$ 0.554688
Series E Preferred Stock [Member] | O 2023 Q2 April 15, 2023 to July 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,537,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares						$ 0.554688
Series E Preferred Stock [Member] | O, 2023, Q3, July 15, 2023 to October 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,537,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares						$ 0.554688
Series E Preferred Stock [Member] | O, 2023, Q4October 15, 2023 to January 14, 2024, Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,537,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.554688
Series E Preferred Stock [Member] | O, 2024, Q1, January 15, 2024 to April 14, 2024 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,537,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.554688
Series E Preferred Stock [Member] | O, 2024, Q2, April 15, 2024 to July 14, 2024 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,537,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.554688
Series E Preferred Stock [Member] | O, 2024, Q2, April 15, 2024 to July 14, 2024 Dividends [Member] | Interest and Finance Costs [Member]
Dividends, Preferred Stock, Cash					$ 846,000
Series E Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares				0	0	0
Treasury Stock, Shares, Acquired (in shares) | shares						0
Stock Issued During Period, Value, New Issues				$ 0	$ 0	$ 0
Dividends, Preferred Stock, Cash				$ 0	$ 0	$ 0
Series F Preferred Stock [Member]
Preferred Stock, Votes per Share	50,000
Preferred Stock, Redemption Price Per Share (in dollars per share) | $ / shares	$ 1
Series F Preferred Stock [Member] | Chairman and Chief Executive Officer, Konstantinos Konstantakopoulos [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	1,200
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.0001
Stock Issued During Period, Value, New Issues	$ 1,200
Series F Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares				1,200	0	0
Treasury Stock, Shares, Acquired (in shares) | shares						0
Stock Issued During Period, Value, New Issues				$ 0	$ 0	$ 0
Dividends, Preferred Stock, Cash				0	0	0
Series B Preferred Stock [Member] | O, 2022, Q4, October 15, 2022 to January 14, 2023, Dividends [Member]
Dividends, Preferred Stock, Cash						$ 939,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares						$ 0.476563
Series B Preferred Stock [Member] | O, 2023, Q1,January 15, 2023 to April 14, 2023, Dividends [Member]
Dividends, Preferred Stock, Cash						$ 939,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares						$ 0.476563
Series B Preferred Stock [Member] | O 2023 Q2 April 15, 2023 to July 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 939,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares						$ 0.476563
Series B Preferred Stock [Member] | O, 2023, Q3, July 15, 2023 to October 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 939,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares						$ 0.476563
Series B Preferred Stock [Member] | O, 2023, Q4October 15, 2023 to January 14, 2024, Dividends [Member]
Dividends, Preferred Stock, Cash					$ 939,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.476563
Series B Preferred Stock [Member] | O, 2024, Q1, January 15, 2024 to April 14, 2024 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 939,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.476563
Series B Preferred Stock [Member] | O, 2024, Q2, April 15, 2024 to July 14, 2024 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 939,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.476563
Series B Preferred Stock [Member] | O, 2024, Q3, July 15, 2024 to October 14, 2024 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 939,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.476563
Series B Preferred Stock [Member] | O, 2024, Q4 October 15, 2024 to January 14, 2025, Dividends [Member]
Dividends, Preferred Stock, Cash				$ 939,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.476563
Series B Preferred Stock [Member] | O, 2025, Q1, January 15, 2025 to April 14, 2025 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 939,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.476563
Series B Preferred Stock [Member] | O, 2025, Q2, April 15, 2025 to July 14, 2025 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 939,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.476563
Series B Preferred Stock [Member] | O, 2025, Q3, July 15, 2025 to October 14, 2025 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 939,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.476563
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares				0	0	0
Treasury Stock, Shares, Acquired (in shares) | shares						0
Stock Issued During Period, Value, New Issues				$ 0	$ 0	$ 0
Dividends, Preferred Stock, Cash				0	0	0
Series C Preferred Stock [Member] | O, 2022, Q4, October 15, 2022 to January 14, 2023, Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,111,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares						$ 0.53125
Series C Preferred Stock [Member] | O, 2023, Q1,January 15, 2023 to April 14, 2023, Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,111,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares						$ 0.53125
Series C Preferred Stock [Member] | O 2023 Q2 April 15, 2023 to July 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,111,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares						$ 0.53125
Series C Preferred Stock [Member] | O, 2023, Q3, July 15, 2023 to October 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,111,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares						$ 0.53125
Series C Preferred Stock [Member] | O, 2023, Q4October 15, 2023 to January 14, 2024, Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,111,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.53125
Series C Preferred Stock [Member] | O, 2024, Q1, January 15, 2024 to April 14, 2024 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,111,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.53125
Series C Preferred Stock [Member] | O, 2024, Q2, April 15, 2024 to July 14, 2024 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,111,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.53125
Series C Preferred Stock [Member] | O, 2024, Q3, July 15, 2024 to October 14, 2024 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,111,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.53125
Series C Preferred Stock [Member] | O, 2024, Q4 October 15, 2024 to January 14, 2025, Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,111,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.53125
Series C Preferred Stock [Member] | O, 2025, Q1, January 15, 2025 to April 14, 2025 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,111,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.53125
Series C Preferred Stock [Member] | O, 2025, Q2, April 15, 2025 to July 14, 2025 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,111,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.53125
Series C Preferred Stock [Member] | O, 2025, Q3, July 15, 2025 to October 14, 2025 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,111,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.53125
Series C Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares				0	0	0
Treasury Stock, Shares, Acquired (in shares) | shares						0
Stock Issued During Period, Value, New Issues				$ 0	$ 0	$ 0
Dividends, Preferred Stock, Cash				0	0	0
Series D Preferred Stock [Member] | O, 2022, Q4, October 15, 2022 to January 14, 2023, Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,180,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares						$ 0.546875
Series D Preferred Stock [Member] | O, 2023, Q1,January 15, 2023 to April 14, 2023, Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,180,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares						$ 0.546875
Series D Preferred Stock [Member] | O 2023 Q2 April 15, 2023 to July 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,180,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares						$ 0.546875
Series D Preferred Stock [Member] | O, 2023, Q3, July 15, 2023 to October 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,180,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares						$ 0.546875
Series D Preferred Stock [Member] | O, 2023, Q4October 15, 2023 to January 14, 2024, Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,180,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.546875
Series D Preferred Stock [Member] | O, 2024, Q1, January 15, 2024 to April 14, 2024 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,180,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.546875
Series D Preferred Stock [Member] | O, 2024, Q2, April 15, 2024 to July 14, 2024 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,180,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.546875
Series D Preferred Stock [Member] | O, 2024, Q3, July 15, 2024 to October 14, 2024 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,180,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.546875
Series D Preferred Stock [Member] | O, 2024, Q4 October 15, 2024 to January 14, 2025, Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,180,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.546875
Series D Preferred Stock [Member] | O, 2025, Q1, January 15, 2025 to April 14, 2025 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,180,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.546875
Series D Preferred Stock [Member] | O, 2025, Q2, April 15, 2025 to July 14, 2025 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,180,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.546875
Series D Preferred Stock [Member] | O, 2025, Q3, July 15, 2025 to October 14, 2025 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,180,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.546875
Series D Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares				0	0	0
Treasury Stock, Shares, Acquired (in shares) | shares						0
Stock Issued During Period, Value, New Issues				$ 0	$ 0	$ 0
Dividends, Preferred Stock, Cash				$ 0	$ 0	$ 0